Gross Unrealized Losses and Fair Value of Available for Sale Securities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Gain (Loss) on Securities [Line Items]
Less Than 12 Months Fair Value	₨ 748,590.4	$ 11,497.3	₨ 426,395.0
Less Than 12 Months Unrealized Losses	10,856.9	166.8	3,914.6
12 Months or Greater Fair Value	426,172.1	6,545.4	4,929.6
12 Months or Greater Unrealized Losses	8,764.1	134.6	95.4
Fair Value	1,174,762.5	18,042.7	431,324.6
Unrealized Losses	19,621.0	$ 301.4	4,010.0
Debt securities, other than asset and mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Less Than 12 Months Fair Value	740,181.9		417,114.7
Less Than 12 Months Unrealized Losses	10,643.3		3,561.2
12 Months or Greater Fair Value	420,466.0		0.0
12 Months or Greater Unrealized Losses	8,618.5		0.0
Fair Value	1,160,647.9		417,114.7
Unrealized Losses	19,261.8		3,561.2
Debt securities, other than asset and mortgage-backed securities | Government of India securities
Gain (Loss) on Securities [Line Items]
Less Than 12 Months Fair Value	540,941.5		234,685.5
Less Than 12 Months Unrealized Losses	8,852.9		2,811.3
12 Months or Greater Fair Value	342,621.5		0.0
12 Months or Greater Unrealized Losses	7,991.0		0.0
Fair Value	883,563.0		234,685.5
Unrealized Losses	16,843.9		2,811.3
Debt securities, other than asset and mortgage-backed securities | Credit Substitutes
Gain (Loss) on Securities [Line Items]
Less Than 12 Months Fair Value	159,026.1		178,908.2
Less Than 12 Months Unrealized Losses	1,002.8		737.8
12 Months or Greater Fair Value	73,734.9		0.0
12 Months or Greater Unrealized Losses	620.3		0.0
Fair Value	232,761.0		178,908.2
Unrealized Losses	1,623.1		737.8
Debt securities, other than asset and mortgage-backed securities | Other corporate/financial institution bonds
Gain (Loss) on Securities [Line Items]
Less Than 12 Months Fair Value	4,057.2		3,521.0
Less Than 12 Months Unrealized Losses	51.8		12.1
12 Months or Greater Fair Value	4,109.6		0.0
12 Months or Greater Unrealized Losses	7.2		0.0
Fair Value	8,166.8		3,521.0
Unrealized Losses	59.0		12.1
Debt securities, other than asset and mortgage-backed securities | State government securities
Gain (Loss) on Securities [Line Items]
Less Than 12 Months Fair Value	31,940.1
Less Than 12 Months Unrealized Losses	729.0
Fair Value	31,940.1
Unrealized Losses	729.0		0.0
Debt securities, other than asset and mortgage-backed securities | Government securities outside India
Gain (Loss) on Securities [Line Items]
Less Than 12 Months Fair Value	4,217.0
Less Than 12 Months Unrealized Losses	6.8
Fair Value	4,217.0
Unrealized Losses	6.8
Mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Less Than 12 Months Fair Value	57.0		0.0
Less Than 12 Months Unrealized Losses	0.1		0.0
12 Months or Greater Fair Value			0.0
12 Months or Greater Unrealized Losses			0.0
Fair Value	57.0		0.0
Unrealized Losses	0.1		0.0
Asset-backed securities
Gain (Loss) on Securities [Line Items]
Less Than 12 Months Fair Value	8,331.9		9,149.5
Less Than 12 Months Unrealized Losses	213.1		257.9
12 Months or Greater Fair Value	5,706.1		4,929.6
12 Months or Greater Unrealized Losses	145.6		95.4
Fair Value	14,038.0		14,079.1
Unrealized Losses	358.7		353.3
Other securities (including mutual fund units)
Gain (Loss) on Securities [Line Items]
Less Than 12 Months Fair Value	19.6		130.8
Less Than 12 Months Unrealized Losses	0.4		95.5
12 Months or Greater Fair Value			0.0
12 Months or Greater Unrealized Losses			0.0
Fair Value	19.6		130.8
Unrealized Losses	₨ 0.4		₨ 95.5